Shareholders' Equity (Details) - Restricted Stock [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Shares
Unvested, Beginning	660,000
Granted	180,000	720,000
Vested	(285,000)	(60,000)
Unvested, Ending	555,000	660,000
Weighted Average Grant Date Fair Value Per Share
Unvested, Beginning	$ 2.57
Granted	0.47	2.57
Vested	2.24	2.57
Unvested, Ending	$ 2.06	$ 2.57
Aggregate Intrinsic Value
Unvested, Beginning
Granted
Vested
Unvested, Ending	$ 471,750